Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Bank Borrowings [Abstract]
Schedule of Bank Borrowings are Working Capital Loans from Banks	Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of June 30, 2023 consisted of the following:
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	1/18/2023	5/25/2024	4,000,000	551,625
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	5,000,000	689,532
Agricultural Bank of China	Huadong	3.60%	8/12/2022	7/12/2023	9,000,000	1,241,157
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/30/2023	2/15/2024	5,000,000	689,532
Bank of China	Huadong	3.80%	3/10/2023	3/9/2024	10,000,000	1,379,063
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023	10,000,000	1,379,063
Industrial and Commercial Bank of China*	Yada	3.45%	2/17/2022	2/16/2024	9,000,000	1,241,156
Total					52,000,000	7,171,128
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	3/9/2022	1/19/2023*	4,000,000	579,946
Agricultural Bank of China	Huadong	3.40%	12/8/2022	12/7/2023*	9,000,000	1,304,877
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	3/2/2023*	5,000,000	724,932
Bank of China	Huadong	3.55%	3/9/2022	1/19/2023*	5,000,000	724,932
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023*	10,000,000	1,449,864
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	2/21/2023*	9,000,000	1,304,877
Total					42,000,000	6,089,428
*	These loans were renewed upon maturity.

Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings	The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:
	June 30, 2023	December 31, 2022
	US$	US$
Buildings, net	3,432,150	2,777,379
Land use right, net	90,322	96,416
Total	3,522,472	2,873,795